                                                                                                                        November 4, 2011

BNY MELLON FUNDS TRUST

BNY MELLON ASSET ALLOCATION FUND

BNY MELLON BOND FUND

BNY MELLON EMERGING MARKETS FUND

BNY MELLON FOCUSED EQUITY OPPORTUNITIES FUND

BNY MELLON INCOME STOCK FUND

BNY MELLON INTERMEDIATE BOND FUND

BNY MELLON INTERMEDIATE U.S. GOVERNMENT FUND

BNY MELLON INTERNATIONAL APPRECIATION FUND

BNY MELLON INTERNATIONAL FUND

BNY MELLON LARGE CAP MARKET OPPORTUNITIES FUND

BNY MELLON LARGE CAP STOCK FUND

BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON MID CAP STOCK FUND

BNY MELLON MONEY MARKET FUND

BNY MELLON MUNIICIPAL OPPORTUNIITES FUND

BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON NATIONAL MUNICIPAL MONEY MARKET FUND

BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND

BNY MELLON NEW YORK INTERMEDIATE TAX-EXEMPT BOND FUND

BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND

BNY MELLON SMALL CAP STOCK FUND

BNY MELLON SMALL/MID CAP FUND

BNY MELLON TAX-SENSITIVE LARGE CAP MULTI-STRATEGY FUND

BNY MELLON U.S. CORE EQUITY 130/30 FUND

Supplement to Prospectus

Dated December 31, 2010

(Class M and Investor shares)

The following information supplements and supersedes and replaces any contrary information contained in the section of the Fund’s Prospectus entitled “Shareholder Guide-Purchases and Redemptions through Individual Accounts”:

Effective November 15, 2011, to purchase additional shares by mail, fill out an investment slip and send the slip and a check with your account number written on it to:

Name of Fund

BNY Mellon Funds

P.O. Box 9879

Providence, Rhode Island 02940-8079